Note 5 - Related Party Transactions (Details Textual)		9 Months Ended
	Jan. 01, 2018	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Nov. 01, 2019 USD ($)
Service Management Costs Daily Fee Related Party | €				€ 685
Related Party Agreement Term (Year)	5 years
Related Party Transaction Discount Percentage	5.00%
Due to Related Parties, Total		$ 328,133			$ 795,562
Sales Commissions and Fees		1,878,833	$ 1,234,728
Interest and Other Financing Costs, Related Party		287,672	0
M/V Manolis P, M/V Kuo Hsiung and M/V EM Oinousses [Member]
Sales Commissions and Fees		80,161
Eurobulk Ltd. [Member] | Vessel Management Fees [Member]
Related Party Transaction, Amounts of Transaction		4,048,805	2,496,070
Eurobulk Ltd. [Member] | Fixed Management Fees [Member]
Related Party Transaction, Amounts of Transaction		$ 1,500,000	937,500
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction Commission, Percentage		1.00%
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction Commission, Percentage		1.25%
Related Party Transaction, Expenses from Transactions with Related Party		$ 539,357	349,410
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party		$ 106,699	34,743
Related Party Transaction Commission on Premium, Maximum, Percentage		5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party		$ 161,845	78,919
Related Party Transaction Amounts of Transaction Per Crew Member Per Month		50
Colby Trading Ltd [Member] | First Debt Agreement [Member]
Due to Related Parties, Total			$ 2,500,000
Colby Trading Ltd [Member] | Second Debt Agreement [Member]
Due to Related Parties, Total						$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Colby Trading Ltd [Member] | First and Second Debt Agreement [Member]
Interest and Other Financing Costs, Related Party		$ 287,672